Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ Destination Fund
Schedule of Investments in Affiliated Issuers–100.59%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–11.55%
Invesco Global Real Estate Income Fund, Class R6	7.56%	$372,819	$53,032	$(36,648)	$(19,463)	$3,135	$2,121	38,922	$372,875
Invesco Multi-Asset Income Fund, Class R6	3.99%	201,619	23,357	(15,677)	(11,833)	(835)	3,193	21,490	196,631
Total Alternative Funds		574,438	76,389	(52,325)	(31,296)	2,300	5,314		569,506
Domestic Equity Funds–19.61%
Invesco S&P 500® Enhanced Value ETF	8.56%	432,173	42,242	(58,838)	(8,443)	14,757	2,205	9,413	421,891
Invesco S&P 500® High Dividend Low Volatility ETF(b)	11.05%	544,492	54,053	(77,292)	10,960	12,685	5,065	11,542	544,898
Total Domestic Equity Funds		976,665	96,295	(136,130)	2,517	27,442	7,270		966,789
Fixed Income Funds–56.19%
Invesco Core Plus Bond Fund, Class R6	8.29%	424,429	66,505	(50,086)	(29,048)	(3,272)	2,622	39,896	408,528
Invesco Floating Rate ESG Fund, Class R6	6.00%	300,333	34,551	(35,462)	(3,698)	240	2,857	41,106	295,964
Invesco High Yield Bond Factor ETF	6.66%	336,808	45,788	(35,753)	(16,389)	(2,156)	3,851	13,650	328,298
Invesco Income Fund, Class R6	5.91%	300,088	38,162	(34,772)	(11,777)	(119)	2,498	38,518	291,582
Invesco Intermediate Bond Factor Fund, Class R6	3.91%	199,563	31,084	(24,205)	(12,380)	(1,493)	955	19,010	192,569
Invesco International Bond Fund, Class R6	5.67%	277,190	50,543	(31,245)	(14,227)	(2,926)	2,119	58,438	279,335
Invesco Short Duration Inflation Protected Fund, Class R6	4.50%	225,495	30,313	(29,677)	(4,036)	(45)	2,881	20,850	222,050
Invesco Taxable Municipal Bond ETF	10.78%	545,686	110,289	(67,033)	(53,432)	(3,913)	3,753	17,917	531,597
Invesco Variable Rate Preferred ETF	4.47%	225,763	33,277	(25,069)	(13,406)	(190)	2,628	9,017	220,375
Total Fixed Income Funds		2,835,355	440,512	(333,302)	(158,393)	(13,874)	24,164		2,770,298
Foreign Equity Funds–8.24%
Invesco S&P International Developed Low Volatility ETF	8.24%	404,075	44,133	(33,284)	(9,814)	987	3,078	13,041	406,097
Money Market Funds–5.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	2.36%	121,437	411,938	(416,864)	—	—	19	116,511	116,511
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	2.64%	135,061	411,938	(416,864)	(26)	(40)	16	130,108	130,069
Total Money Market Funds		256,498	823,876	(833,728)	(26)	(40)	35		246,580
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,901,736)	100.59%	5,047,031	1,481,205	(1,388,769)	(197,012)	16,815	39,861		4,959,270

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.29%
Invesco Private Government Fund, 0.31%(c)(d)	0.39%	—	962,412	(943,395)	—	—	18(e)	19,017	19,017
Invesco Private Prime Fund, 0.34%(c)(d)	0.90%	—	2,240,247	(2,195,889)	4	10	41(e)	44,377	44,372
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,385)	1.29%	—	3,202,659	(3,139,284)	4	10	59		63,389
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $4,965,121)	101.88%	$5,047,031	$4,683,864	$(4,528,053)	$(197,008)	$16,825	$39,920		$5,022,659
OTHER ASSETS LESS LIABILITIES	(1.88)%								(92,646)
NET ASSETS	100.00%								$4,930,013
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2010 Fund
Schedule of Investments in Affiliated Issuers–100.14%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–9.45%
Invesco Global Real Estate Income Fund, Class R6	6.26%	$34,489	$6,747	$(1,594)	$(1,319)	$(122)	$217	3,987	$38,201
Invesco Multi-Asset Income Fund, Class R6	3.19%	16,259	5,311	(996)	(957)	(104)	289	2,133	19,513
Total Alternative Funds		50,748	12,058	(2,590)	(2,276)	(226)	506		57,714
Domestic Equity Funds–21.46%
Invesco Main Street Small Cap Fund, Class R6	0.78%	5,121	973	(976)	(106)	(226)	—	238	4,786
Invesco S&P 500® Enhanced Value ETF	9.15%	53,844	7,718	(6,263)	395	196	265	1,247	55,890
Invesco S&P 500® High Dividend Low Volatility ETF	11.53%	65,249	10,827	(8,545)	2,628	231	585	1,491	70,390
Total Domestic Equity Funds		124,214	19,518	(15,784)	2,917	201	850		131,066
Fixed Income Funds–54.85%
Invesco Core Plus Bond Fund, Class R6	8.41%	47,477	10,132	(2,778)	(3,191)	(294)	291	5,014	51,346
Invesco Floating Rate ESG Fund, Class R6	6.01%	33,672	6,723	(3,320)	(268)	(96)	320	5,099	36,711
Invesco High Yield Bond Factor ETF	6.49%	36,478	6,601	(1,581)	(1,762)	(124)	399	1,647	39,612
Invesco Income Fund, Class R6	5.54%	30,889	6,214	(2,078)	(1,092)	(93)	255	4,470	33,840
Invesco Intermediate Bond Factor Fund, Class R6	3.94%	21,492	5,462	(1,394)	(1,375)	(105)	106	2,377	24,080
Invesco International Bond Fund, Class R6	5.15%	28,349	4,772	—	(1,692)	—	215	6,575	31,429
Invesco Short Duration Inflation Protected Fund, Class R6	4.41%	24,406	6,000	(3,011)	(426)	(58)	349	2,527	26,911
Invesco Taxable Municipal Bond ETF	10.81%	61,504	12,437	(1,628)	(6,119)	(178)	403	2,225	66,016
Invesco Variable Rate Preferred ETF	4.09%	22,628	4,605	(997)	(1,170)	(88)	252	1,022	24,978
Total Fixed Income Funds		306,895	62,946	(16,787)	(17,095)	(1,036)	2,590		334,923
Foreign Equity Funds–8.78%
Invesco Developing Markets Fund, Class R6	1.00%	6,304	773	—	(969)	—	—	154	6,108
Invesco S&P International Developed Low Volatility ETF	7.78%	43,954	6,946	(2,359)	(878)	(175)	322	1,525	47,488
Total Foreign Equity Funds		50,258	7,719	(2,359)	(1,847)	(175)	322		53,596
Money Market Funds–5.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	1.96%	10,297	41,286	(39,610)	—	—	1	11,973	11,973
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	1.40%	7,353	29,490	(28,293)	—	(4)	—	8,548	8,546
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	2.24%	11,768	47,184	(45,269)	—	—	—	13,683	13,683
Total Money Market Funds		29,418	117,960	(113,172)	—	(4)	1		34,202
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $627,175)	100.14%	$561,533	$220,201	$(150,692)	$(18,301)	$(1,240)	$4,269		$611,501
OTHER ASSETS LESS LIABILITIES	(0.14)%								(877)
NET ASSETS	100.00%								$610,624
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated Issuers–100.41%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–7.09%
Invesco Global Real Estate Income Fund, Class R6	4.87%	$74,415	$13,427	$(2,718)	$(3,647)	$255	$465	8,531	$81,732
Invesco Multi-Asset Income Fund, Class R6	2.22%	32,671	7,003	—	(2,303)	—	592	4,084	37,371
Total Alternative Funds		107,086	20,430	(2,718)	(5,950)	255	1,057		119,103
Domestic Equity Funds–24.43%
Invesco Main Street Small Cap Fund, Class R6	2.77%	54,735	5,731	(10,982)	(2,569)	(344)	—	2,314	46,571
Invesco S&P 500® Enhanced Value ETF	9.72%	165,264	6,113	(9,744)	(1,911)	3,557	854	3,643	163,279
Invesco S&P 500® High Dividend Low Volatility ETF	11.94%	203,307	6,232	(17,428)	5,129	3,402	1,889	4,250	200,642
Total Domestic Equity Funds		423,306	18,076	(38,154)	649	6,615	2,743		410,492
Fixed Income Funds–53.37%
Invesco Core Plus Bond Fund, Class R6	8.51%	139,327	14,404	—	(10,682)	—	876	13,970	143,049
Invesco Floating Rate ESG Fund, Class R6	6.09%	99,121	4,624	(308)	(1,137)	(4)	956	14,208	102,296
Invesco High Yield Bond Factor ETF	6.32%	102,530	9,321	—	(5,714)	—	1,201	4,413	106,137
Invesco Income Fund, Class R6	4.71%	73,977	8,226	—	(3,077)	—	652	10,452	79,126
Invesco Intermediate Bond Factor Fund, Class R6	3.99%	64,528	7,146	—	(4,579)	—	322	6,623	67,095
Invesco International Bond Fund, Class R6	4.70%	74,264	9,659	—	(4,935)	—	778	16,525	78,988
Invesco Short Duration Inflation Protected Fund, Class R6	4.46%	73,961	5,238	(2,886)	(1,357)	10	973	7,039	74,966
Invesco Taxable Municipal Bond ETF	10.95%	180,390	22,778	—	(19,214)	—	1,227	6,200	183,954
Invesco Variable Rate Preferred ETF	3.64%	57,594	7,019	—	(3,537)	—	695	2,499	61,076
Total Fixed Income Funds		865,692	88,415	(3,194)	(54,232)	6	7,680		896,687
Foreign Equity Funds–10.30%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.21%	24,681	3,138	(4,543)	(2,264)	(692)	—	625	20,320
Invesco Developing Markets Fund, Class R6	1.47%	24,876	4,596	(831)	(3,801)	(140)	—	623	24,700
Invesco S&P International Developed Low Volatility ETF	7.62%	124,520	6,660	—	(3,163)	—	960	4,111	128,017
Total Foreign Equity Funds		174,077	14,394	(5,374)	(9,228)	(832)	960		173,037
Money Market Funds–5.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	2.62%	43,354	62,175	(61,566)	—	—	7	43,963	43,963
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	2.60%	43,051	62,174	(61,565)	(12)	(13)	5	43,648	43,635
Total Money Market Funds		86,405	124,349	(123,131)	(12)	(13)	12		87,598
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,679,392)	100.41%	$1,656,566	$265,664	$(172,571)	$(68,773)	$6,031	$12,452		$1,686,917
OTHER ASSETS LESS LIABILITIES	(0.41)%								(6,871)
NET ASSETS	100.00%								$1,680,046
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated Issuers–100.58%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.33%
Invesco Global Real Estate Income Fund, Class R6	3.32%	$382,843	$49,284	$(24,782)	$(19,348)	$1,735	$2,216	40,682	$389,732
Invesco Macro Allocation Strategy Fund, Class R6	0.80%	123,136	—	(22,672)	(4,455)	(1,780)	—	11,735	94,229
Invesco Multi-Asset Income Fund, Class R6	1.21%	125,351	29,556	(4,431)	(8,779)	(315)	2,306	15,451	141,382
Total Alternative Funds		631,330	78,840	(51,885)	(32,582)	(360)	4,522		625,343
Domestic Equity Funds–28.87%
Invesco Main Street Small Cap Fund, Class R6	4.18%	586,764	43,367	(108,982)	(24,084)	(6,915)	—	24,349	490,150
Invesco PureBetaSM MSCI USA ETF	4.06%	624,487	44,355	(164,750)	(57,933)	30,526	1,743	10,472	476,685
Invesco Russell 1000 Dynamic Multifactor ETF	5.28%	821,239	55,776	(215,002)	(84,694)	42,052	1,622	13,012	619,371
Invesco S&P 500® Enhanced Value ETF	4.35%	379,840	199,881	(67,495)	(16,446)	14,944	2,700	11,395	510,724
Invesco S&P 500® High Dividend Low Volatility ETF	5.75%	514,109	220,057	(84,479)	12,533	11,987	6,433	14,281	674,207
Invesco U.S. Managed Volatility Fund, Class R6	5.25%	820,799	27,079	(185,704)	(76,438)	29,585	—	44,364	615,321
Total Domestic Equity Funds		3,747,238	590,515	(826,412)	(247,062)	122,179	12,498		3,386,458
Fixed Income Funds–49.55%
Invesco Core Plus Bond Fund, Class R6	8.46%	1,060,678	52,924	(43,447)	(75,151)	(2,813)	6,342	96,893	992,191
Invesco Floating Rate ESG Fund, Class R6	5.24%	628,753	42,457	(49,299)	(7,240)	208	5,973	85,400	614,879
Invesco High Yield Bond Factor ETF	6.03%	749,467	28,840	(31,025)	(38,611)	(1,665)	8,321	29,396	707,006
Invesco Income Fund, Class R6	2.09%	186,630	81,521	(13,083)	(10,333)	475	2,088	32,392	245,210
Invesco Intermediate Bond Factor Fund, Class R6	3.97%	493,721	23,965	(18,860)	(32,561)	(955)	3,116	45,934	465,310
Invesco International Bond Fund, Class R6	3.35%	375,455	63,503	(20,446)	(24,011)	(1,480)	3,037	82,222	393,021
Invesco Short Duration Inflation Protected Fund, Class R6	4.43%	563,057	19,192	(52,479)	(8,654)	(1,208)	6,747	48,817	519,908
Invesco Taxable Municipal Bond ETF	10.87%	1,373,344	86,903	(45,085)	(137,312)	(2,070)	8,891	42,999	1,275,780
Invesco Variable Rate Investment Grade ETF	3.20%	499,346	3,309	(125,520)	(2,220)	157	635	15,045	375,072
Invesco Variable Rate Preferred ETF	1.91%	185,898	55,659	(4,221)	(13,490)	(269)	2,652	9,148	223,577
Total Fixed Income Funds		6,116,349	458,273	(403,465)	(349,583)	(9,620)	47,802		5,811,954
Foreign Equity Funds–11.72%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.90%	407,005	67,651	(87,974)	(29,505)	(16,666)	—	10,468	340,511
Invesco Developing Markets Fund, Class R6	2.92%	409,798	60,822	(76,043)	(33,659)	(18,629)	—	8,637	342,289
Invesco International Small-Mid Company Fund, Class R6	1.18%	194,395	15,010	(42,641)	(32,550)	4,054	—	2,936	138,268
Invesco RAFI™ Strategic Developed ex-US ETF	2.02%	313,297	5,436	(82,943)	(4,179)	5,241	2,158	7,835	236,852
Invesco S&P International Developed Low Volatility ETF	2.70%	187,338	155,361	(16,369)	(9,302)	538	2,431	10,198	317,566
Total Foreign Equity Funds		1,511,833	304,280	(305,970)	(109,195)	(25,462)	4,589		1,375,486
Money Market Funds–5.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	2.45%	319,469	953,193	(984,916)	—	—	43	287,746	287,746
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	2.66%	343,753	953,193	(984,917)	(38)	(110)	35	311,975	311,881
Total Money Market Funds		663,222	1,906,386	(1,969,833)	(38)	(110)	78		599,627
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $11,940,874)	100.58%	12,669,972	3,338,294	(3,557,565)	(738,460)	86,627	69,489		11,798,868
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2020 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.58%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	$—	$368,398	$(368,398)	$—	$—	$12(c)	—	$—
Invesco Private Prime Fund, 0.34%(b)	—	—	856,571	(856,616)	—	45	36(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,224,969	(1,225,014)	—	45	48		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $11,940,874)	100.58%	$12,669,972	$4,563,263	$(4,782,579)	$(738,460)	$86,672	$69,537		$11,798,868
OTHER ASSETS LESS LIABILITIES	(0.58)%								(68,568)
NET ASSETS	100.00%								$11,730,300
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.10%
Invesco Global Real Estate Income Fund, Class R6	3.11%	$740,583	$59,653	$—	$(31,465)	$—	$4,372	80,248	$768,771
Invesco Macro Allocation Strategy Fund, Class R6	1.80%	492,821	23,268	(44,587)	(23,678)	(3,380)	—	55,348	444,444
Invesco Multi-Asset Income Fund, Class R6	0.19%	—	50,061	—	(2,709)	—	760	5,175	47,352
Total Alternative Funds		1,233,404	132,982	(44,587)	(57,852)	(3,380)	5,132		1,260,567
Domestic Equity Funds–35.77%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.39%	736,567	89,889	(120,401)	(134,824)	19,622	—	19,449	590,853
Invesco Main Street Small Cap Fund, Class R6	5.06%	1,289,724	162,269	(130,770)	(58,063)	(13,060)	—	62,101	1,250,100
Invesco PureBetaSM MSCI USA ETF	5.94%	1,476,437	114,598	(47,522)	(85,511)	10,564	5,266	32,262	1,468,566
Invesco Russell 1000 Dynamic Multifactor ETF	8.44%	2,150,998	143,821	(81,510)	(143,080)	17,269	5,291	43,855	2,087,498
Invesco S&P 500® Enhanced Value ETF	0.58%	—	149,618	—	(5,746)	—	752	3,210	143,872
Invesco S&P 500® High Dividend Low Volatility ETF	0.83%	—	199,454	—	4,493	—	1,845	4,320	203,947
Invesco U.S. Managed Volatility Fund, Class R6	12.53%	3,436,423	225,789	(352,240)	(258,112)	47,700	—	223,472	3,099,560
Total Domestic Equity Funds		9,090,149	1,085,438	(732,443)	(680,843)	82,095	13,154		8,844,396
Fixed Income Funds–43.74%
Invesco Core Plus Bond Fund, Class R6	7.26%	1,726,190	203,561	—	(133,691)	—	10,968	175,397	1,796,060
Invesco Floating Rate ESG Fund, Class R6	4.19%	991,922	54,960	—	(11,499)	—	9,719	143,803	1,035,383
Invesco High Yield Bond Factor ETF	5.10%	1,228,913	101,074	—	(68,771)	—	14,382	52,439	1,261,216
Invesco Income Fund, Class R6	1.84%	493,541	3,829	(24,296)	(21,226)	3,246	3,829	60,118	455,094
Invesco Intermediate Bond Factor Fund, Class R6	3.55%	863,932	73,660	—	(60,325)	—	4,245	86,601	877,267
Invesco International Bond Fund, Class R6	2.12%	493,458	66,009	—	(34,585)	—	4,052	109,808	524,882
Invesco Short Duration Inflation Protected Fund, Class R6	4.11%	984,485	66,162	(14,785)	(18,002)	(574)	13,201	95,520	1,017,286
Invesco Taxable Municipal Bond ETF	10.87%	2,706,477	339,964	(77,669)	(274,916)	(6,169)	18,047	90,586	2,687,687
Invesco Variable Rate Investment Grade ETF	4.42%	1,107,752	16,890	(26,203)	(5,828)	96	1,784	43,831	1,092,707
Invesco Variable Rate Preferred ETF	0.28%	—	74,255	—	(4,186)	—	820	2,867	70,069
Total Fixed Income Funds		10,596,670	1,000,364	(142,953)	(633,029)	(3,401)	81,047		10,817,651
Foreign Equity Funds–14.10%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.74%	985,018	105,369	(30,611)	(129,026)	(5,614)	—	28,439	925,136
Invesco Developing Markets Fund, Class R6	3.87%	986,155	153,199	(36,735)	(137,691)	(8,021)	—	24,146	956,907
Invesco International Small-Mid Company Fund, Class R6	1.44%	368,952	54,092	—	(66,507)	—	—	7,570	356,537
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.74%	245,879	—	(49,371)	(20,836)	7,916	1,472	6,715	183,588
Invesco RAFI™ Strategic Developed ex-US ETF	2.85%	738,383	—	(32,487)	(10,239)	8,823	6,492	23,304	704,480
Invesco S&P International Developed Low Volatility ETF	1.46%	369,187	1,249	—	(9,056)	—	2,739	11,605	361,380
Total Foreign Equity Funds		3,693,574	313,909	(149,204)	(373,355)	3,104	10,703		3,488,028
Money Market Funds–1.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.40%	44	898,512	(800,088)	—	—	15	98,468	98,468
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.28%	—	641,795	(571,468)	—	(33)	8	70,315	70,294
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.46%	50	1,026,871	(914,386)	—	—	9	112,535	112,535
Total Money Market Funds		94	2,567,178	(2,285,942)	—	(33)	32		281,297
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $24,836,838)	99.85%	24,613,891	5,099,871	(3,355,129)	(1,745,079)	78,385	110,068		24,691,939
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated Issuers–99.85%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	$—	$399,229	$(399,229)	$—	$—	$1(c)	—	$—
Invesco Private Prime Fund, 0.34%(b)	—	—	469,970	(469,970)	—	—	12(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	869,199	(869,199)	—	—	13		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $24,836,838)	99.85%	$24,613,891	$5,969,070	$(4,224,328)	$(1,745,079)	$78,385	$110,081		$24,691,939
OTHER ASSETS LESS LIABILITIES	0.15%								36,376
NET ASSETS	100.00%								$24,728,315
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–4.87%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$1,205,879	$6,602	$—	$(51,675)	$—	$6,602	121,170	$1,160,806
Invesco Macro Allocation Strategy Fund, Class R6	1.92%	750,559	55,041	—	(47,138)	—	—	94,453	758,462
Total Alternative Funds		1,956,438	61,643	—	(98,813)	—	6,602		1,919,268
Domestic Equity Funds–43.04%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.67%	2,075,781	284,576	(178,859)	(352,159)	8,388	—	60,492	1,837,727
Invesco Main Street Small Cap Fund, Class R6	4.91%	2,074,596	38,790	(65,049)	(110,009)	(5,118)	—	96,036	1,933,210
Invesco PureBetaSM MSCI USA ETF(b)	5.95%	2,383,831	90,495	—	(130,683)	—	8,404	51,486	2,343,643
Invesco Russell 1000 Dynamic Multifactor ETF	11.39%	4,728,485	252,702	(225,167)	(318,869)	47,673	11,367	94,219	4,484,824
Invesco S&P SmallCap Low Volatility ETF	0.76%	389,373	—	(72,803)	(44,073)	26,243	1,264	6,093	298,740
Invesco U.S. Managed Volatility Fund, Class R6	15.36%	6,249,164	390,078	(183,291)	(429,500)	19,814	—	435,924	6,046,265
Total Domestic Equity Funds		17,901,230	1,056,641	(725,169)	(1,385,293)	97,000	21,035		16,944,409
Fixed Income Funds–34.49%
Invesco Core Plus Bond Fund, Class R6	4.01%	1,378,230	321,582	—	(120,060)	—	9,903	154,273	1,579,752
Invesco Floating Rate ESG Fund, Class R6	3.24%	1,146,365	145,492	—	(14,203)	—	11,966	177,452	1,277,654
Invesco High Yield Bond Factor ETF	4.06%	1,570,595	115,150	—	(88,343)	—	18,413	66,417	1,597,402
Invesco Income Fund, Class R6	1.97%	776,409	30,012	—	(30,572)	—	6,502	102,490	775,849
Invesco Intermediate Bond Factor Fund, Class R6	2.98%	1,188,787	65,930	—	(82,446)	—	5,775	115,723	1,172,271
Invesco International Bond Fund, Class R6	1.92%	777,511	30,849	—	(50,379)	—	5,921	158,573	757,981
Invesco Short Duration Inflation Protected Fund, Class R6	2.43%	759,760	213,185	—	(17,219)	—	12,402	89,739	955,726
Invesco Taxable Municipal Bond ETF	9.81%	3,814,823	520,247	(74,734)	(393,751)	(3,640)	25,406	130,197	3,862,945
Invesco Variable Rate Investment Grade ETF	4.07%	1,551,690	90,653	(33,278)	(8,457)	47	2,635	64,206	1,600,655
Total Fixed Income Funds		12,964,170	1,533,100	(108,012)	(805,430)	(3,593)	98,923		13,580,235
Foreign Equity Funds–16.86%
Invesco EQV Emerging Markets All Cap Fund, Class R6	4.31%	1,795,416	175,792	(29,382)	(240,462)	(3,860)	—	52,183	1,697,504
Invesco Developing Markets Fund, Class R6	4.36%	1,698,746	286,956	(21,967)	(242,139)	(4,804)	—	43,321	1,716,792
Invesco International Select Equity Fund, Class R6	1.39%	793,839	—	(148,500)	(69,186)	(29,969)	—	50,855	546,184
Invesco International Small-Mid Company Fund, Class R6	1.37%	610,297	43,712	(6,333)	(107,549)	22	—	11,468	540,149
Invesco PureBetaSM FTSE Developed ex-North America ETF(b)	0.94%	384,122	14,934	—	(27,396)	—	2,981	13,594	371,660
Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	1,165,228	19,065	—	(3,933)	—	10,878	39,046	1,180,360
Invesco S&P International Developed Low Volatility ETF	1.49%	581,902	18,155	—	(14,718)	—	4,436	18,797	585,339
Total Foreign Equity Funds		7,029,550	558,614	(206,182)	(705,383)	(38,611)	18,295		6,637,988
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.21%	133,179	703,913	(752,843)	—	—	14	84,249	84,249
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.20%	112,440	502,795	(537,745)	1	(42)	10	77,472	77,449
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.25%	152,204	804,471	(860,391)	—	—	8	96,284	96,284
Total Money Market Funds		397,823	2,011,179	(2,150,979)	1	(42)	32		257,982
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $39,456,554)	99.92%	40,249,211	5,221,177	(3,190,342)	(2,994,918)	54,754	144,887		39,339,882
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated Issuers–99.92%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.38%
Invesco Private Government Fund, 0.31%(c)(d)	0.11%	$2,658	$579,369	$(538,255)	$—	$—	$11(e)	43,772	$43,772
Invesco Private Prime Fund, 0.34%(c)(d)	0.27%	6,341	1,346,781	(1,248,404)	10	(2)	26(e)	104,736	104,726
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $148,488)	0.38%	8,999	1,926,150	(1,786,659)	10	(2)	37		148,498
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $39,605,042)	100.30%	$40,258,210	$7,147,327	$(4,977,001)	$(2,994,908)	$54,752	$144,924		$39,488,380
OTHER ASSETS LESS LIABILITIES	(0.30)%								(117,828)
NET ASSETS	100.00%								$39,370,552
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–4.92%
Invesco Global Real Estate Income Fund, Class R6	2.94%	$629,536	$43,366	$—	$(26,859)	$—	$3,674	67,437	$646,043
Invesco Macro Allocation Strategy Fund, Class R6	1.98%	430,682	30,134	—	(25,018)	—	—	54,271	435,798
Total Alternative Funds		1,060,218	73,500	—	(51,877)	—	3,674		1,081,841
Domestic Equity Funds–49.54%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.18%	1,433,670	241,013	(68,878)	(248,924)	2,919	—	44,760	1,359,800
Invesco Main Street Small Cap Fund, Class R6	4.59%	992,003	88,013	(11,723)	(57,790)	1,172	—	50,257	1,011,675
Invesco PureBetaSM MSCI USA ETF	6.78%	1,503,774	163,384	(97,669)	(91,148)	13,486	5,350	32,773	1,491,827
Invesco Russell 1000 Dynamic Multifactor ETF	12.02%	2,631,685	302,678	(127,838)	(172,444)	11,194	6,704	55,573	2,645,275
Invesco S&P SmallCap Low Volatility ETF	2.57%	645,395	46,130	(93,822)	(62,050)	31,134	2,398	11,560	566,787
Invesco U.S. Managed Volatility Fund, Class R6	17.40%	3,842,374	380,652	(137,136)	(269,444)	13,527	—	276,133	3,829,973
Total Domestic Equity Funds		11,048,901	1,221,870	(537,066)	(901,800)	73,432	14,452		10,905,337
Fixed Income Funds–24.74%
Invesco Core Plus Bond Fund, Class R6	3.06%	643,001	78,794	—	(49,069)	—	4,042	65,696	672,726
Invesco Floating Rate ESG Fund, Class R6	1.36%	204,005	98,861	—	(3,440)	—	2,769	41,587	299,426
Invesco High Yield Bond Factor ETF	3.21%	644,373	98,645	—	(36,445)	—	7,762	29,378	706,573
Invesco Income Fund, Class R6	1.51%	307,053	38,531	—	(13,070)	—	2,776	43,925	332,514
Invesco Intermediate Bond Factor Fund, Class R6	2.55%	539,239	59,184	—	(36,959)	—	2,610	55,426	561,464
Invesco International Bond Fund, Class R6	1.59%	310,686	61,477	—	(21,175)	—	2,535	73,428	350,988
Invesco Short Duration Inflation Protected Fund, Class R6	1.55%	305,491	42,092	—	(6,234)	—	4,430	32,052	341,349
Invesco Taxable Municipal Bond ETF	6.70%	1,285,374	335,071	—	(146,202)	—	9,570	49,688	1,474,243
Invesco Variable Rate Investment Grade ETF	3.21%	628,079	81,117	—	(3,577)	—	1,117	28,304	705,619
Total Fixed Income Funds		4,867,301	893,772	—	(316,171)	—	37,611		5,444,902
Foreign Equity Funds–19.56%
Invesco EQV Emerging Markets All Cap Fund, Class R6	5.18%	1,172,252	164,967	(32,324)	(163,213)	(1,987)	—	35,035	1,139,695
Invesco Developing Markets Fund, Class R6	5.01%	1,137,371	193,722	(56,487)	(163,854)	(7,160)	—	27,847	1,103,592
Invesco International Select Equity Fund, Class R6	1.89%	427,096	57,410	—	(67,595)	—	—	38,819	416,911
Invesco International Small-Mid Company Fund, Class R6	1.86%	421,070	73,947	(11,054)	(74,524)	14	—	8,693	409,453
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.91%	212,280	1,422	—	(14,612)	—	1,597	7,282	199,090
Invesco RAFI™ Strategic Developed ex-US ETF	2.90%	630,201	10,247	—	(2,051)	—	5,828	21,118	638,397
Invesco S&P International Developed Low Volatility ETF	1.81%	417,450	—	(10,336)	(10,544)	621	3,010	12,755	397,191
Total Foreign Equity Funds		4,417,720	501,715	(110,201)	(496,393)	(8,512)	10,435		4,304,329
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.38%	106,048	694,048	(716,127)	—	—	8	83,969	83,969
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.29%	80,014	495,749	(512,586)	—	(20)	5	63,177	63,157
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.43%	121,198	793,198	(818,431)	—	—	5	95,965	95,965
Total Money Market Funds		307,260	1,982,995	(2,047,144)	—	(20)	18		243,091
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $21,972,756)	99.86%	21,701,400	4,673,852	(2,694,411)	(1,766,241)	64,900	66,190		21,979,500
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	$—	$600,047	$(600,047)	$—	$—	$4(c)	—	$—
Invesco Private Prime Fund, 0.34%(b)	—	—	1,244,946	(1,244,946)	—	—	12(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,844,993	(1,844,993)	—	—	16		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $21,972,756)	99.86%	$21,701,400	$6,518,845	$(4,539,404)	$(1,766,241)	$64,900	$66,206		$21,979,500
OTHER ASSETS LESS LIABILITIES	0.14%								31,759
NET ASSETS	100.00%								$22,011,259
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated Issuers–100.50%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–2.57%
Invesco Global Real Estate Income Fund, Class R6	2.18%	$504,635	$61,261	$—	$(23,041)	$—	$3,087	56,665	$542,855
Invesco Macro Allocation Strategy Fund, Class R6	0.39%	—	101,523	—	(4,817)	—	—	12,043	96,706
Total Alternative Funds		504,635	162,784	—	(27,858)	—	3,087		639,561
Domestic Equity Funds–56.70%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.48%	2,314,564	368,946	(178,898)	(366,089)	(26,170)	—	69,531	2,112,353
Invesco Main Street Small Cap Fund, Class R6	5.27%	1,405,895	185,459	(197,335)	(79,306)	(21)	—	65,310	1,314,692
Invesco PureBetaSM MSCI USA ETF	9.29%	2,518,932	184,834	(257,619)	(195,518)	63,608	8,474	50,840	2,314,237
Invesco Russell 1000 Dynamic Multifactor ETF	13.11%	3,410,082	325,865	(254,632)	(240,647)	25,454	8,366	68,616	3,266,122
Invesco S&P SmallCap Low Volatility ETF	2.89%	746,189	54,123	(36,350)	(47,831)	3,482	3,199	14,677	719,613
Invesco U.S. Managed Volatility Fund, Class R6	17.66%	4,575,979	318,115	(183,594)	(316,724)	8,026	—	317,362	4,401,802
Total Domestic Equity Funds		14,971,641	1,437,342	(1,108,428)	(1,246,115)	74,379	20,039		14,128,819
Fixed Income Funds–16.39%
Invesco Core Plus Bond Fund, Class R6	1.35%	236,716	124,029	—	(25,061)	—	2,088	32,781	335,684
Invesco Floating Rate ESG Fund, Class R6	0.20%	—	51,513	—	(632)	—	454	7,067	50,881
Invesco High Yield Bond Factor ETF	2.14%	485,844	77,072	—	(29,487)	—	6,149	22,179	533,429
Invesco Income Fund, Class R6	1.09%	235,490	47,215	—	(10,687)	—	2,264	35,934	272,018
Invesco Intermediate Bond Factor Fund, Class R6	2.52%	616,955	57,317	(3,534)	(42,406)	(95)	2,974	62,017	628,237
Invesco International Bond Fund, Class R6	1.07%	250,019	33,314	—	(17,575)	—	2,067	55,598	265,758
Invesco Short Duration Inflation Protected Fund, Class R6	0.31%	—	77,307	—	(1,140)	—	988	7,152	76,167
Invesco Taxable Municipal Bond ETF	5.20%	1,251,557	251,926	(76,155)	(125,955)	(4,913)	8,513	43,696	1,296,460
Invesco Variable Rate Investment Grade ETF	2.51%	635,346	28,605	(34,811)	(3,837)	440	1,061	25,100	625,743
Total Fixed Income Funds		3,711,927	748,298	(114,500)	(256,780)	(4,568)	26,558		4,084,377
Foreign Equity Funds–23.05%
Invesco EQV Emerging Markets All Cap Fund, Class R6	5.67%	1,472,347	231,667	(86,201)	(189,016)	(15,302)	—	43,452	1,413,495
Invesco Developing Markets Fund, Class R6	5.60%	1,481,885	169,946	(43,473)	(214,712)	1,785	—	35,211	1,395,431
Invesco International Select Equity Fund, Class R6	2.35%	627,575	64,745	(12,230)	(91,691)	(2,847)	—	54,521	585,552
Invesco International Small-Mid Company Fund, Class R6	1.96%	509,130	72,447	—	(91,780)	—	—	10,399	489,797
Invesco PureBetaSM FTSE Developed ex-North America ETF	2.58%	750,491	27,257	(90,285)	(63,039)	18,640	4,940	23,521	643,064
Invesco RAFI™ Strategic Developed ex-US ETF	2.89%	751,329	3,472	(32,496)	(4,518)	2,019	6,935	23,811	719,806
Invesco S&P International Developed Low Volatility ETF	2.00%	490,770	21,467	(2,176)	(12,669)	132	3,771	15,977	497,524
Total Foreign Equity Funds		6,083,527	591,001	(266,861)	(667,425)	4,427	15,646		5,744,669
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.63%	84,618	766,270	(694,578)	—	—	9	156,310	156,310
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.45%	43,739	547,336	(479,425)	—	(16)	4	111,668	111,634
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.71%	96,706	875,737	(793,803)	—	—	5	178,640	178,640
Total Money Market Funds		225,063	2,189,343	(1,967,806)	—	(16)	18		446,584
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $25,043,421)	100.50%	25,496,793	5,128,768	(3,457,595)	(2,198,178)	74,222	65,348		25,044,010
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2040 Fund (continued)
Schedule of Investments in Affiliated Issuers–100.50%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	$—	$146,624	$(146,624)	$—	$—	$3(c)	—	$—
Invesco Private Prime Fund, 0.34%(b)	—	—	342,122	(342,122)	—	—	4(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	488,746	(488,746)	—	—	7		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $25,043,421)	100.50%	$25,496,793	$5,617,514	$(3,946,341)	$(2,198,178)	$74,222	$65,355		$25,044,010
OTHER ASSETS LESS LIABILITIES	(0.50)%								(125,719)
NET ASSETS	100.00%								$24,918,291
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated Issuers–99.93%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–0.37%
Invesco Global Real Estate Income Fund, Class R6	0.37%	$—	$41,326	$—	$(1,000)	$—	$229	4,209	$40,326
Domestic Equity Funds–62.38%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.16%	946,495	265,079	(42,795)	(155,430)	(9,240)	—	33,052	1,004,109
Invesco Main Street Small Cap Fund, Class R6	5.73%	630,619	56,883	(24,812)	(41,355)	6,648	—	31,196	627,983
Invesco PureBetaSM MSCI USA ETF	11.55%	1,250,754	150,050	(72,324)	(76,239)	13,716	4,472	27,811	1,265,957
Invesco Russell 1000 Dynamic Multifactor ETF	16.20%	1,770,140	242,738	(136,767)	(138,087)	37,266	4,498	37,296	1,775,290
Invesco S&P SmallCap Low Volatility ETF	2.85%	309,988	20,831	—	(17,910)	—	1,324	6,382	312,909
Invesco U.S. Managed Volatility Fund, Class R6	16.89%	1,767,488	215,584	(14,285)	(118,638)	1,311	—	133,486	1,851,460
Total Domestic Equity Funds		6,675,484	951,165	(290,983)	(547,659)	49,701	10,294		6,837,708
Fixed Income Funds–10.62%
Invesco Core Plus Bond Fund, Class R6	0.18%	—	20,925	—	(1,334)	—	118	1,913	19,591
Invesco High Yield Bond Factor ETF	1.51%	149,695	27,134	(2,339)	(8,540)	(69)	1,801	6,897	165,881
Invesco Income Fund, Class R6	0.19%	—	20,974	—	(771)	—	161	2,669	20,203
Invesco Intermediate Bond Factor Fund, Class R6	2.45%	260,448	27,574	(2,086)	(17,161)	(58)	1,219	26,527	268,717
Invesco International Bond Fund, Class R6	0.18%	—	20,969	—	(1,233)	—	146	4,129	19,736
Invesco Taxable Municipal Bond ETF	4.06%	412,461	81,208	(3,651)	(44,777)	(102)	2,867	15,003	445,139
Invesco Variable Rate Investment Grade ETF	2.05%	198,626	31,377	(3,885)	(1,276)	151	350	9,025	224,993
Total Fixed Income Funds		1,021,230	230,161	(11,961)	(75,092)	(78)	6,662		1,164,260
Foreign Equity Funds–25.44%
Invesco EQV Emerging Markets All Cap Fund, Class R6	6.12%	653,355	124,843	(14,363)	(90,775)	(2,130)	—	20,625	670,930
Invesco Developing Markets Fund, Class R6	6.30%	645,975	151,591	(9,721)	(96,127)	(1,516)	—	17,416	690,202
Invesco International Select Equity Fund, Class R6	2.39%	253,368	47,534	—	(39,231)	—	—	24,364	261,671
Invesco International Small-Mid Company Fund, Class R6	1.86%	198,838	42,380	—	(36,819)	—	—	4,340	204,399
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.81%	404,840	49,860	(10,146)	(28,199)	1,127	3,190	15,270	417,482
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	312,751	22,497	(10,309)	(1,841)	1,089	2,781	10,724	324,187
Invesco S&P International Developed Low Volatility ETF	2.00%	198,702	28,186	(2,511)	(5,303)	120	1,522	7,039	219,194
Total Foreign Equity Funds		2,667,829	466,891	(47,050)	(298,295)	(1,310)	7,493		2,788,065
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.39%	50,583	428,518	(436,169)	—	—	5	42,932	42,932
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.28%	36,647	306,084	(312,062)	1	(13)	2	30,667	30,657
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.45%	57,809	489,735	(498,478)	—	—	3	49,066	49,066
Total Money Market Funds		145,039	1,224,337	(1,246,709)	1	(13)	10		122,655
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $10,693,509)	99.93%	10,509,582	2,913,880	(1,596,703)	(922,045)	48,300	24,688		10,953,014

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	—	370,663	(370,663)	—	—	3(c)	—	—
Invesco Private Prime Fund, 0.34%(b)	—	—	864,881	(864,881)	—	—	8(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,235,544	(1,235,544)	—	—	11		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $10,693,509)	99.93%	$10,509,582	$4,149,424	$(2,832,247)	$(922,045)	$48,300	$24,699		$10,953,014
OTHER ASSETS LESS LIABILITIES	0.07%								7,515
NET ASSETS	100.00%								$10,960,529
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated Issuers–100.46%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Domestic Equity Funds–66.91%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.01%	$1,504,027	$269,931	$—	$(265,284)	$—	$—	49,660	$1,508,674
Invesco Main Street Small Cap Fund, Class R6	6.27%	1,156,101	118,018	(26,296)	(68,432)	2,433	—	58,710	1,181,824
Invesco PureBetaSM MSCI USA ETF	14.48%	2,784,369	211,957	(127,080)	(168,050)	26,909	9,781	59,932	2,728,105
Invesco Russell 1000 Dynamic Multifactor ETF	18.67%	3,526,641	339,207	(140,346)	(237,328)	29,656	9,029	73,904	3,517,830
Invesco S&P SmallCap Low Volatility ETF	3.38%	639,665	44,065	(11,696)	(40,030)	3,866	2,691	12,969	635,870
Invesco U.S. Managed Volatility Fund, Class R6	16.10%	2,970,457	265,531	—	(202,562)	—	—	218,704	3,033,426
Total Domestic Equity Funds		12,581,260	1,248,709	(305,418)	(981,686)	62,864	21,501		12,605,729
Fixed Income Funds–5.84%
Invesco High Yield Bond Factor ETF	0.28%	—	55,954	—	(2,825)	—	612	2,209	53,129
Invesco Intermediate Bond Factor Fund, Class R6	1.96%	362,234	33,437	—	(25,878)	—	1,819	36,504	369,793
Invesco Taxable Municipal Bond ETF	2.42%	362,197	136,967	—	(44,026)	—	2,876	15,340	455,138
Invesco Variable Rate Investment Grade ETF	1.18%	180,532	43,296	—	(1,178)	—	364	8,931	222,650
Total Fixed Income Funds		904,963	269,654	—	(73,907)	—	5,671		1,100,710
Foreign Equity Funds–26.34%
Invesco EQV Emerging Markets All Cap Fund, Class R6	6.28%	1,205,045	146,929	—	(168,401)	—	—	36,384	1,183,573
Invesco Developing Markets Fund, Class R6	6.32%	1,200,482	177,350	(1,707)	(184,924)	(233)	—	30,052	1,190,968
Invesco International Select Equity Fund, Class R6	2.87%	547,693	82,474	(4,668)	(83,702)	(1,115)	—	50,343	540,682
Invesco International Small-Mid Company Fund, Class R6	2.00%	403,682	54,643	(7,389)	(74,182)	133	—	8,002	376,887
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.02%	743,859	62,664	—	(49,697)	—	5,558	27,682	756,826
Invesco RAFI™ Strategic Developed ex-US ETF	2.92%	558,464	—	(7,340)	(2,399)	917	5,066	18,182	549,642
Invesco S&P International Developed Low Volatility ETF	1.93%	361,813	10,695	—	(9,136)	—	2,754	11,669	363,372
Total Foreign Equity Funds		5,021,038	534,755	(21,104)	(572,441)	(298)	13,378		4,961,950
Money Market Funds–1.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.48%	73,058	574,747	(557,377)	—	—	7	90,428	90,428
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.34%	53,163	410,533	(398,126)	1	(18)	4	65,573	65,553
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.55%	83,494	656,854	(637,002)	—	—	4	103,346	103,346
Total Money Market Funds		209,715	1,642,134	(1,592,505)	1	(18)	15		259,327
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $18,562,183)	100.46%	18,716,976	3,695,252	(1,919,027)	(1,628,033)	62,548	40,565		18,927,716

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	23,637	12,239	(35,876)	—	—	2(c)	—	—
Invesco Private Prime Fund, 0.34%(b)	—	55,153	3,011	(58,148)	5	(21)	10(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	78,790	15,250	(94,024)	5	(21)	12		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $18,562,183)	100.46%	$18,795,766	$3,710,502	$(2,013,051)	$(1,628,028)	$62,527	$40,577		$18,927,716
OTHER ASSETS LESS LIABILITIES	(0.46)%								(87,559)
NET ASSETS	100.00%								$18,840,157
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated Issuers–101.29%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Domestic Equity Funds–67.85%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.20%	$477,566	$123,939	$—	$(82,968)	$—	$—	17,068	$518,537
Invesco Main Street Small Cap Fund, Class R6	6.15%	374,943	35,843	(1,195)	(21,322)	411	—	19,309	388,680
Invesco PureBetaSM MSCI USA ETF	15.11%	901,330	127,746	(26,533)	(50,565)	2,759	3,329	20,974	954,737
Invesco Russell 1000 Dynamic Multifactor ETF	19.11%	1,140,598	158,482	(21,207)	(73,485)	3,605	3,015	25,378	1,207,993
Invesco S&P SmallCap Low Volatility ETF	3.40%	207,839	18,858	—	(12,142)	—	908	4,376	214,555
Invesco U.S. Managed Volatility Fund, Class R6	15.88%	959,066	112,387	(3,421)	(64,748)	475	—	72,369	1,003,759
Total Domestic Equity Funds		4,061,342	577,255	(52,356)	(305,230)	7,250	7,252		4,288,261
Fixed Income Funds–4.84%
Invesco Intermediate Bond Factor Fund, Class R6	1.91%	119,752	8,789	—	(8,013)	—	562	11,898	120,528
Invesco Taxable Municipal Bond ETF	1.98%	116,975	21,402	(1,103)	(11,969)	(38)	774	4,222	125,267
Invesco Variable Rate Investment Grade ETF	0.95%	56,084	4,135	—	(312)	—	98	2,403	59,907
Total Fixed Income Funds		292,811	34,326	(1,103)	(20,294)	(38)	1,434		305,702
Foreign Equity Funds–27.19%
Invesco EQV Emerging Markets All Cap Fund, Class R6	6.43%	385,532	76,087	—	(55,279)	—	—	12,491	406,340
Invesco Developing Markets Fund, Class R6	6.60%	388,876	87,725	—	(59,655)	—	—	10,521	416,946
Invesco International Select Equity Fund, Class R6	3.00%	179,510	38,358	—	(28,452)	—	—	17,637	189,416
Invesco International Small-Mid Company Fund, Class R6	2.29%	132,839	37,069	—	(24,964)	—	—	3,077	144,944
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.05%	235,286	39,090	(1,454)	(16,749)	112	1,868	9,374	256,285
Invesco RAFI™ Strategic Developed ex-US ETF	2.98%	177,978	11,054	—	(669)	—	1,635	6,231	188,363
Invesco S&P International Developed Low Volatility ETF	1.84%	119,413	—	—	(2,918)	—	883	3,741	116,495
Total Foreign Equity Funds		1,619,434	289,383	(1,454)	(188,686)	112	4,386		1,718,789
Money Market Funds–1.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.49%	33,196	172,277	(174,308)	—	—	3	31,165	31,165
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.35%	23,712	123,054	(124,507)	—	(6)	1	22,260	22,253
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.57%	37,939	196,887	(199,209)	—	—	2	35,617	35,617
Total Money Market Funds		94,847	492,218	(498,024)	—	(6)	6		89,035
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,141,412)	101.29%	6,068,434	1,393,182	(552,937)	(514,210)	7,318	13,078		6,401,787

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	—	275,910	(275,910)	—	—	2(c)	—	—
Invesco Private Prime Fund, 0.34%(b)	—	—	643,790	(643,790)	—	—	6(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	919,700	(919,700)	—	—	8		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,141,412)	101.29%	$6,068,434	$2,312,882	$(1,472,637)	$(514,210)	$7,318	$13,086		$6,401,787
OTHER ASSETS LESS LIABILITIES	(1.29)%								(81,545)
NET ASSETS	100.00%								$6,320,242
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated Issuers–100.85%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Domestic Equity Funds–67.81%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.01%	$653,657	$106,874	$(4,330)	$(110,635)	$(14)	$—	21,249	$645,552
Invesco Main Street Small Cap Fund, Class R6	6.31%	501,079	43,270	(8,178)	(30,275)	2,784	—	25,270	508,680
Invesco PureBetaSM MSCI USA ETF	14.97%	1,197,089	90,370	(18,370)	(65,302)	3,449	4,329	26,521	1,207,236
Invesco Russell 1000 Dynamic Multifactor ETF	19.02%	1,504,217	133,482	(12,745)	(93,452)	2,360	3,888	32,224	1,533,862
Invesco S&P SmallCap Low Volatility ETF	3.49%	274,150	26,277	(2,276)	(17,187)	762	1,132	5,746	281,726
Invesco U.S. Managed Volatility Fund, Class R6	16.01%	1,271,352	111,029	(6,111)	(85,391)	548	—	93,110	1,291,427
Total Domestic Equity Funds		5,401,544	511,302	(52,010)	(402,242)	9,889	9,349		5,468,483
Fixed Income Funds–4.84%
Invesco Intermediate Bond Factor Fund, Class R6	1.98%	151,843	20,993	(2,439)	(10,234)	(68)	730	15,804	160,095
Invesco Taxable Municipal Bond ETF	1.90%	151,781	18,977	(2,063)	(15,761)	(74)	1,007	5,152	152,860
Invesco Variable Rate Investment Grade ETF	0.96%	75,857	3,585	(1,728)	(409)	3	126	3,101	77,308
Total Fixed Income Funds		379,481	43,555	(6,230)	(26,404)	(139)	1,863		390,263
Foreign Equity Funds–27.13%
Invesco EQV Emerging Markets All Cap Fund, Class R6	6.52%	518,140	82,614	(2,731)	(72,046)	(443)	—	16,155	525,534
Invesco Developing Markets Fund, Class R6	6.52%	513,027	92,354	—	(79,829)	—	—	13,262	525,552
Invesco International Select Equity Fund, Class R6	2.96%	238,843	40,235	(2,304)	(37,245)	(609)	—	22,246	238,920
Invesco International Small-Mid Company Fund, Class R6	2.19%	169,327	41,023	(1,721)	(31,716)	(86)	—	3,754	176,827
Invesco PureBetaSM FTSE Developed ex-North America ETF	4.05%	310,760	41,988	(5,148)	(21,169)	227	2,504	11,948	326,658
Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	237,709	16,145	(11,974)	(1,534)	1,222	2,076	7,991	241,568
Invesco S&P International Developed Low Volatility ETF	1.89%	151,652	6,948	(2,256)	(3,958)	107	1,156	4,897	152,493
Total Foreign Equity Funds		2,139,458	321,307	(26,134)	(247,497)	418	5,736		2,187,552
Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.38%	36,215	222,063	(227,351)	—	—	4	30,927	30,927
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.25%	23,461	158,616	(162,393)	—	(8)	2	19,681	19,676
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.44%	41,389	253,786	(259,829)	—	—	2	35,346	35,346
Total Money Market Funds		101,065	634,465	(649,573)	—	(8)	8		85,949
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $7,705,139)	100.85%	8,021,548	1,510,629	(733,947)	(676,143)	10,160	16,956		8,132,247

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	—	358,774	(358,774)	—	—	3(c)	—	—
Invesco Private Prime Fund, 0.34%(b)	—	—	837,141	(837,141)	—	—	8(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	1,195,915	(1,195,915)	—	—	11		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $7,705,139)	100.85%	$8,021,548	$2,706,544	$(1,929,862)	$(676,143)	$10,160	$16,967		$8,132,247
OTHER ASSETS LESS LIABILITIES	(0.85)%								(68,245)
NET ASSETS	100.00%								$8,064,002
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated Issuers–100.73%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Domestic Equity Funds–67.70%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.95%	$468,662	$140,932	$—	$(81,773)	$—	$—	17,374	$527,821
Invesco Main Street Small Cap Fund, Class R6	6.22%	366,309	68,543	—	(21,779)	—	—	20,520	413,073
Invesco PureBetaSM MSCI USA ETF	15.10%	880,586	185,000	(21,775)	(44,872)	3,366	3,530	22,019	1,002,305
Invesco Russell 1000 Dynamic Multifactor ETF	19.01%	1,114,386	216,941	(4,475)	(65,516)	826	3,109	26,516	1,262,162
Invesco S&P SmallCap Low Volatility ETF	3.48%	205,547	37,323	—	(12,282)	—	914	4,703	230,588
Invesco U.S. Managed Volatility Fund, Class R6	15.94%	936,993	189,566	(5,219)	(63,659)	625	—	76,302	1,058,306
Total Domestic Equity Funds		3,972,483	838,305	(31,469)	(289,881)	4,817	7,553		4,494,255
Fixed Income Funds–4.91%
Invesco Intermediate Bond Factor Fund, Class R6	2.03%	117,773	25,117	—	(8,054)	—	570	13,310	134,836
Invesco Taxable Municipal Bond ETF	2.00%	117,404	27,983	—	(12,347)	—	803	4,484	133,040
Invesco Variable Rate Investment Grade ETF	0.88%	58,716	—	—	(305)	—	95	2,343	58,411
Total Fixed Income Funds		293,893	53,100	—	(20,706)	—	1,468		326,287
Foreign Equity Funds–27.22%
Invesco EQV Emerging Markets All Cap Fund, Class R6	6.60%	381,932	113,210	—	(56,617)	—	—	13,481	438,525
Invesco Developing Markets Fund, Class R6	6.67%	382,309	121,036	—	(60,629)	—	—	11,171	442,716
Invesco International Select Equity Fund, Class R6	2.90%	176,022	44,072	—	(27,807)	—	—	17,904	192,287
Invesco International Small-Mid Company Fund, Class R6	2.28%	132,031	44,081	—	(24,724)	—	—	3,214	151,388
Invesco PureBetaSM FTSE Developed ex-North America ETF	3.89%	234,640	38,820	—	(15,316)	—	2,070	9,442	258,144
Invesco RAFI™ Strategic Developed ex-US ETF	2.89%	176,159	15,267	—	202	—	1,766	6,339	191,628
Invesco S&P International Developed Low Volatility ETF	1.99%	117,466	17,751	—	(2,810)	—	920	4,252	132,407
Total Foreign Equity Funds		1,600,559	394,237	—	(187,701)	—	4,756		1,807,095
Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(b)	0.26%	—	323,104	(305,666)	—	—	3	17,438	17,438
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(b)	0.34%	9,691	230,789	(218,333)	—	(12)	3	22,142	22,135
Invesco Treasury Portfolio, Institutional Class, 0.16%(b)	0.30%	—	369,261	(349,332)	—	—	1	19,929	19,929
Total Money Market Funds		9,691	923,154	(873,331)	—	(12)	7		59,502
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,447,486)	100.73%	5,876,626	2,208,796	(904,800)	(498,288)	4,805	13,784		6,687,139

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.31%(b)	—	—	292,527	(292,527)	—	—	3(c)	—	—
Invesco Private Prime Fund, 0.34%(b)	—	—	682,562	(682,562)	—	—	6(c)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	—	975,089	(975,089)	—	—	9		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,447,486)	100.73%	$5,876,626	$3,183,885	$(1,879,889)	$(498,288)	$4,805	$13,793		$6,687,139
OTHER ASSETS LESS LIABILITIES	(0.73)%								(48,547)
NET ASSETS	100.00%								$6,638,592
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(c)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of March 31, 2022, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Peak Retirement™ Destination Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$4,712,690	$—	$—	$4,712,690
Money Market Funds	246,580	63,389	—	309,969
Total Investments	$4,959,270	$63,389	$—	$5,022,659
Invesco Peak Retirement™ 2030 Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$39,081,900	$—	$—	$39,081,900
Money Market Funds	257,982	148,498	—	406,480
Total Investments	$39,339,882	$148,498	$—	$39,488,380
Invesco Peak RetirementTM Funds